Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Obligations under finance leases		¥ 25,186
Total, before debt issuance costs		27,942,621	¥ 28,005,896
Debt issuance cost		(15,858)	(15,353)
Total, after debt issuance costs		27,926,763	27,990,543
MUFG [Member]
Debt Instrument [Line Items]
Obligations under finance leases		6,552	1,725
Total, before debt issuance costs		8,799,849	7,465,851
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		5,104,562	4,080,187
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,864,822	2,949,022
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2039
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.19%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.29%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 408,825	301,124
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2033
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.34%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.75%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 28,382	21,257
Payable, currency		other currencies
Maturity date range, Start		2024
Maturity date range, End		2029
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.08%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.05%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 734,254	765,188
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2023
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.70%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.46%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 41,843	43,596
Payable, currency		Euro
Maturity date		2023
Interest rate, stated percentage		0.13%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 26,436
Payable, currency		other currencies
Maturity date		2024
Interest rate, stated percentage		2.17%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 3,688,735	3,383,939
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 685,663	618,925
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2030
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.37%
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,043,336	890,359
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2030
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.29%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.63%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,756,087	1,706,695
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.82%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.52%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 47,500	32,500
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2029
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.30%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 66,649	45,960
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.85%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.17%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,500	3,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.02%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 86,000	86,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.57%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
BK [Member]
Debt Instrument [Line Items]
Obligations under finance leases		¥ 5,636	7,704
Total, before debt issuance costs		14,221,218	15,141,912
BK [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt			40,732
BK [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		12,819,953	13,477,619
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 141,700	234,500
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2027
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.36%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.57%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,104,504	1,284,812
Payable, currency		US dollars
Maturity date range, Start		2020
Maturity date range, End		2050
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 108,252	112,687
Payable, currency		Euro
Maturity date range, Start		2022
Maturity date range, End		2037
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.88%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.06%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 17,620	19,084
Payable, currency		other currencies
Maturity date range, Start		2021
Maturity date range, End		2047
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		5.30%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 10,440,217	10,786,372
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2028
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 8,367
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		2.93%
BK [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 9,483
Payable, currency			other currencies
Maturity date			2030
Interest rate, stated percentage			2.93%
BK [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 1,110
Payable, currency			US dollars
Maturity date			2030
Interest rate, stated percentage			3.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 897,170	¥ 1,008,949
Payable, currency		US dollars
Maturity date range, Start		2020
Maturity date range, End		2031
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.38%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 102,123	15,382
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2030
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.20%
BK [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 5,240
Payable, currency			other currencies
Maturity date			2028
Interest rate, stated percentage			3.23%
BK [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		604,490	¥ 976,820
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 490,590	513,420
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2031
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.31%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 73,400	73,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.26%
BK [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.24%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 12,000	20,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2028
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.38%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.04%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 13,500	355,000
Payable, currency		Japanese yen
Maturity date		no stated maturity
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.67%
BK [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.52%
BK [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,000	15,000
Maturity date		2027
Interest rate, stated percentage		0.14%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 791,139	639,037
Maturity date range, Start		2020
Maturity date range, End		2080
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.12%
BK [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		6.14%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Obligations under finance leases		¥ 12,998	13,107
Total, before debt issuance costs		4,921,554	5,398,133
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		4,443,761	4,910,200
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 940,691	1,291,537
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2050
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		20.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,106,465	1,385,936
Payable, currency		US dollars
Maturity date range, Start		2020
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		26.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,965	2,479
Payable, currency		Euro
Maturity date range, Start		2020
Maturity date range, End		2026
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.61%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 387,799	334,586
Payable, currency		Thai baht
Maturity date range, Start		2020
Maturity date range, End		2026
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.15%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 360,558	219,781
Payable, currency		other currencies
Maturity date range, Start		2020
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes V [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		15.33%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,259,427	1,425,387
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2050
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.70%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 6,804	6,241
Payable, currency		other currencies
Maturity date range, Start		2020
Maturity date range, End		2024
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.30%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 378,217	244,253
Payable, currency		US dollars
Maturity date range, Start		2020
Maturity date range, End		2028
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		16.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 835
Payable, currency		Euro
Maturity date range, Start		2020
Maturity date range, End		2022
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 458,342	472,013
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,000	41,000
Payable, currency		Japanese yen
Maturity date		2021
Interest rate, stated percentage		0.73%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 223,095	269,373
Payable, currency		Japanese yen
Maturity date range, Start		2020
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.14%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.61%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 737	1,409
Payable, currency		US dollars
Maturity date range, Start		2022
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 220,756	143,212
Payable, currency		Thai baht
Maturity date range, Start		2020
Maturity date range, End		2029
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.40%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.90%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 7,179	7,347
Payable, currency		other currencies
Maturity date		2021
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 4,500
Payable, currency			Japanese yen
Maturity date			no stated maturity
Interest rate, stated percentage			2.83%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 4,575	¥ 5,172
Payable, currency		US dollars
Maturity date range, Start		2020
Maturity date range, End		2036
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.59%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.92%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 6,453	¥ 2,813
Maturity date range, Start		2021
Maturity date range, End		2024
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.25%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc excluding Japanese yen, US dollars, Euro, Thai bahts have been summarized into the “Other currencies” classification.